Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - Customer Concentration Risk - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Number of customers	1	0
Revenues
Number of customers	0	0	0
Major Customer | Accounts receivable
Concentration risk (as a percentage)	15.00%